Related Party Transactions and Direction and Coordination Activity - Summary of Separate Consolidated Income Statement (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [Line Items]
Revenues, Transactions of Discontinued Operations			€ (23)
Acquisition of goods and services, Transactions of Discontinued Operations			(14)
Revenue	€ 18,940	€ 19,828	19,025
Other income	341	523	311
Acquisition of goods and services	8,186	8,388	7,793
Employee benefits expenses	3,105	3,626	3,106
Other operating expenses	1,259	1,208	1,083
Finance income	1,056	1,808	2,543
Finance expenses	2,404	3,303	3,450
Profit (loss) from Discontinued operations/Non-current assets held for sale			47
Related parties [member]
Disclosure of transactions between related parties [Line Items]
Revenue	5	118	365
Other income		8	1
Acquisition of goods and services	162	192	252
Employee benefits expenses	92	112	121
Other operating expenses			1
Finance income	8	45	108
Finance expenses	9	49	114
Profit (loss) from Discontinued operations/Non-current assets held for sale			9
Income Statement [member]
Disclosure of transactions between related parties [Line Items]
Other income		4
Income Statement [member] | Other minor companies [member]
Disclosure of transactions between related parties [Line Items]
Revenue			1
Acquisition of goods and services	€ 1	1
Income Statement [member] | Other income [member]
Disclosure of transactions between related parties [Line Items]
Type of contract	Contributions governed by partnership agreements and penalties with respect to the Italtel group.
Income Statement [member] | Associates, subsidiaries of associates and joint ventures [member]
Disclosure of transactions between related parties [Line Items]
Revenue	€ 2	3	10
Acquisition of goods and services	5	22	21
Finance expenses	€ 3	11
Type of contract	Write-down of the financial receivable due from Alfiere.
Income Statement [member] | Other related parties [member]
Disclosure of transactions between related parties [Line Items]
Revenue	€ 3	115	355
Acquisition of goods and services	157	170	231
Finance income			1
Finance costs	€ 6	38	114
Description of type of contract	Interconnection services, roaming, broadband access fees, supply of "IRU" transmission capacity and software
Income Statement [member] | Other related parties [member] | Other minor companies [member]
Disclosure of transactions between related parties [Line Items]
Revenue	€ 1	1
Income Statement [member] | Other related parties [member] | Acquisition of goods and services [member]
Disclosure of transactions between related parties [Line Items]
Description of type of contract	Purchase of media space on behalf of the TIM Group and, to a lesser extent, development and delivery of advertising campaigns.
Income Statement [member] | Other related parties [member] | Employee benefits expenses [member]
Disclosure of transactions between related parties [Line Items]
Employee benefits expenses		1	2
Description of type of contract	See the Note "Related party transactions" in the TIM Group Consolidated Financial Statements at December 31, 2017.
Income Statement [member] | Other related parties [member] | Other operating expenses [Member]
Disclosure of transactions between related parties [Line Items]
Description of type of contract	Expenses for penalties and contractual breaches towards the Intesa Sanpaolo group
Income Statement [member] | Other related parties [member] | Other minor companies [member]
Disclosure of transactions between related parties [Line Items]
Other income		4	1
Income Statement [member] | Other related parties [member] | Other directors or through [member]
Disclosure of transactions between related parties [Line Items]
Revenue	€ 1
Acquisition of goods and services	€ 2		1
Description of type of contract	Amounts recognized for telephone services to be paid back.
Income Statement [member] | Other related parties [member] | Other directors or through [member] | Revenues [member]
Disclosure of transactions between related parties [Line Items]
Description of type of contract	Fixed-line and mobile voice services and devices.
Income Statement [member] | Other related parties [member] | Mediobanca group [member]
Disclosure of transactions between related parties [Line Items]
Revenue	€ 1	4	7
Acquisition of goods and services		1	1
Finance income	8	15	18
Finance costs	€ 6	15	26
Income Statement [member] | Other related parties [member] | Mediobanca group [member] | Revenues [member]
Disclosure of transactions between related parties [Line Items]
Description of type of contract	Telephone services, sale of equipment, data network services and Internet accesses.
Income Statement [member] | Other related parties [member] | Mediobanca group [member] | Acquisition of goods and services [member]
Disclosure of transactions between related parties [Line Items]
Description of type of contract	Credit recovery activities.
Income Statement [member] | Other related parties [member] | Mediobanca group [member] | Finance income [member]
Disclosure of transactions between related parties [Line Items]
Description of type of contract	Bank accounts, deposits and hedging derivatives.
Income Statement [member] | Other related parties [member] | Mediobanca group [member] | Finance expenses [member]
Disclosure of transactions between related parties [Line Items]
Description of type of contract	Term Loan Facility and Revolving Credit Facility and hedging derivatives.
Income Statement [member] | Other related parties [member] | Former Telco Companies [member]
Disclosure of transactions between related parties [Line Items]
Revenue		110	348
Acquisition of goods and services		69	221
Finance income		30	90
Finance costs		23	88
Description of type of contract	See the Note "Related party transactions" in the TIM Group Consolidated Financial Statements at December 31, 2017.
Income Statement [member] | Other related parties [member] | Former Telco Companies [member] | Revenues [member]
Disclosure of transactions between related parties [Line Items]
Description of type of contract	See the Note "Related party transactions" in the TIM Group Consolidated Financial Statements at December 31, 2017.
Income Statement [member] | Other related parties [member] | Former Telco Companies [member] | Finance income [member]
Disclosure of transactions between related parties [Line Items]
Description of type of contract	See the Note "Related party transactions" in the TIM Group Consolidated Financial Statements at December 31, 2017.
Income Statement [member] | Other related parties [member] | Former Telco Companies [member] | Finance expenses [member]
Disclosure of transactions between related parties [Line Items]
Description of type of contract	See the Note "Related party transactions" in the TIM Group Consolidated Financial Statements at December 31, 2017.
Income Statement [member] | Other related parties [member] | Vivendi group [member]
Disclosure of transactions between related parties [Line Items]
Acquisition of goods and services	€ 9	9	8
Income Statement [member] | Other related parties [member] | Vivendi group [member] | Acquisition of goods and services [member]
Disclosure of transactions between related parties [Line Items]
Description of type of contract	Purchase of musical and television digital content (TIMmusic and TIMvision) and supply of D&P cloud-based games (TIMgames).
Income Statement [member] | Other related parties [member] | Havas group [member]
Disclosure of transactions between related parties [Line Items]
Acquisition of goods and services	€ 146	91
Income Statement [member] | Asscom S.r.l. [Member]
Disclosure of transactions between related parties [Line Items]
Revenue	€ 1	1	1
Type of contract	Insurance brokerage
Income Statement [member] | Italtel group [member]
Disclosure of transactions between related parties [Line Items]
Revenue		1	7
Acquisition of goods and services		17	16
Type of contract	Provision of equipment rental, fixed and mobile telephone and outsourced communication services
Income Statement [member] | NordCom S.p.A. [member]
Disclosure of transactions between related parties [Line Items]
Revenue	€ 1	1	1
Acquisition of goods and services			1
Type of contract	Fixed and mobile voice services, equipment, data network connections and outsourced
Income Statement [member] | Italtel Group [Member]
Disclosure of transactions between related parties [Line Items]
Type of contract	Supply and maintenance of switching equipment, software development and platforms upgrading, and customized products and services, as part of TIM offerings to the Italtel group customers, and extension of professional services for the new Multimedia Video Data Center for the provision of the TIM Vision service
Income Statement [member] | NordCom S.p.A. [Member]
Disclosure of transactions between related parties [Line Items]
Type of contract	Supply and development of IT solutions, provision of customized services as part of TIM offerings to end customers, and rental expense for base transceiver station housing
Income Statement [member] | W.A.Y. S.r.l. [member]
Disclosure of transactions between related parties [Line Items]
Acquisition of goods and services	€ 4	€ 4	4
Type of contract	Supply, installation and assistance services for geolocation equipment provided as part of offers to TIM customers and development and integration services provided under the Consip agreement.
Total related parties net of discontinued operations [member]
Disclosure of transactions between related parties [Line Items]
Revenue			342
Other income			1
Acquisition of goods and services			238
Employee benefits expenses			121
Other operating expenses			1
Finance income			108
Finance expenses			€ 114
Revenues	0.00%	0.60%	1.80%
Other income		1.50%	0.30%
Acquisition of goods and services	2.00%	2.30%	3.10%
Employee benefits expenses	3.00%	3.10%	3.90%
Other operating expenses			0.10%
Finance income	0.80%	2.50%	4.20%
Finance expenses	0.40%	1.50%	3.30%
Continuing Operations1[member]
Disclosure of transactions between related parties [Line Items]
Revenue	€ 18,940	€ 19,828	€ 19,025
Other income		523	311
Acquisition of goods and services	8,186	8,388	7,793
Employee benefits expenses	3,105	3,626	3,106
Other operating expenses			1,083
Finance income	1,056	1,808	2,543
Finance expenses	2,404	3,303	3,450
Profit (loss) from Discontinued operations/Non-current assets held for sale			47
Continuing Operations1[member] | Associates, subsidiaries of associates and joint ventures [member]
Disclosure of transactions between related parties [Line Items]
Revenue	2	3	10
Other income		4
Acquisition of goods and services	5	22	21
Finance expenses	3	11
Profit (loss) from Discontinued operations/Non-current assets held for sale			(1)
Continuing Operations1[member] | Other related parties [member]
Disclosure of transactions between related parties [Line Items]
Revenue	3	115	355
Other income		4	1
Acquisition of goods and services	157	170	231
Employee benefits expenses		1	2
Other operating expenses			1
Finance income	8	45	108
Finance expenses	6	38	114
Profit (loss) from Discontinued operations/Non-current assets held for sale			10
Continuing Operations1[member] | Pension funds [member]
Disclosure of transactions between related parties [Line Items]
Employee benefits expenses	78	74	83
Continuing Operations1[member] | Key managers [member]
Disclosure of transactions between related parties [Line Items]
Employee benefits expenses	€ 14	€ 37	36
Discontinued Operations [member] | Transactions [member]
Disclosure of transactions between related parties [Line Items]
Revenue			(23)
Acquisition of goods and services			€ (14)